Credit Risk - Summary of Probability Weightings Applied to Scenarios for CIB Portfolio (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Base case
Disclosure of probability weightings of scenarios [line items]
Probability %	15.00%	40.00%
Upside 2
Disclosure of probability weightings of scenarios [line items]
Probability %	5.00%	5.00%
Upside 1
Disclosure of probability weightings of scenarios [line items]
Probability %	45.00%	10.00%
Downside 1
Disclosure of probability weightings of scenarios [line items]
Probability %	25.00%	30.00%
Downside 2
Disclosure of probability weightings of scenarios [line items]
Probability %	10.00%	15.00%
Corporate and investment banking | Upside Scenario [member]
Disclosure of probability weightings of scenarios [line items]
Probability %		30.00%
Corporate and investment banking | Base case
Disclosure of probability weightings of scenarios [line items]
Probability %		40.00%
Corporate and investment banking | Downside Scenario [member]
Disclosure of probability weightings of scenarios [line items]
Probability %		30.00%